Note 21 - Financial liabilities at amortized cost - Other financial liabilities (Details) - EUR (€)	Jun. 30, 2020	Dec. 31, 2019
Other Financial Liabilities Line Items
Other financial liabilities, at amortized cost	€ 14,085,000,000	€ 13,758,000,000
LiabilitiesForLease [Member]
Other Financial Liabilities Line Items
Other financial liabilities, at amortized cost	3,129,000,000	3,335,000,000
Creditors For Other Financial Liabilities Member [Member]
Other Financial Liabilities Line Items
Other financial liabilities, at amortized cost	2,887,000,000	2,623,000,000
Collection Accounts Member [Member]
Other Financial Liabilities Line Items
Other financial liabilities, at amortized cost	3,532,000,000	3,306,000,000
Creditors For Other Payment Obligations Member [Member]
Other Financial Liabilities Line Items
Other financial liabilities, at amortized cost	€ 4,538,000,000	€ 4,494,000,000